JACOB INERNET FUND INC.
c/o Jacob Asset Management of New York, LLC
653 Manhattan Beach Blvd. #J, Manhattan Beach, CA 90266

December 17, 2009

VIA EDGAR (CIK 0001090372)
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Jacob Wisdom Fund, a series of Jacob Internet Fund Inc.
File Nos.: 811-09447, 333-82865

Dear Sir or Madam:

Enclosed for filing is the registration statement on Form N-14 ("Registration Statement") of Jacob Internet Fund Inc. ("Company").  This registration statement is being filed to register shares of the Jacob Wisdom Fund (the "Jacob Fund"), a series of the Company, that will be issued to shareholders of the Wisdom Fund ("Wisdom Fund"), a series of New Providence Investment Trust, in connection with a transfer of the assets of the Wisdom Fund pursuant to an Agreement and Plan of Reorganization to be voted on by shareholders of the Wisdom Fund at a special shareholders' meeting currently scheduled to be held in January, 2010.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (1) Prospectus for the Wisdom Fund; (2) Statement of Additional Information dated September 28, 2009 for the Wisdom Fund; (3) Supplement dated December 1, 2009 to the Statement of Additional Information of Wisdom Fund dated September 28, 2009; and (4) Annual Report for the Wisdom Fund for the fiscal year ended May 31, 2009.

No shareholder reports or pro forma financial statements are being filed herewith because the Jacob Wisdom Fund is a shell fund that will have no assets as of the closing of the reorganization contemplated by the Registration Statement.  We undertake to revise the relevant portions of the Registration Statement to incorporate by reference the prospectus and statement of additional information of the Jacob Wisdom Fund, which are expected to become effective between the date hereof and the date that the Registration Statement becomes effective.

The Company has registered an indefinite number of shares pursuant to Rule 24f-2 under the Act. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Samuel K. Goldstein, Esquire, at 215-564-8128 or, in his absence, to Michael P. O’Hare, Esquire, at (215) 564-8198.

Very truly yours,

/s/ Samuel K. Goldstein
Samuel K. Goldstein